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ALLIANCEBERNSTEIN RETIREMENT STRATEGIES ("Retirement Strategies")
- AllianceBernstein 2000 Retirement Strategy
- AllianceBernstein 2005 Retirement Strategy
- AllianceBernstein 2010 Retirement Strategy
- AllianceBernstein 2015 Retirement Strategy
- AllianceBernstein 2020 Retirement Strategy
- AllianceBernstein 2025 Retirement Strategy
- AllianceBernstein 2030 Retirement Strategy
- AllianceBernstein 2035 Retirement Strategy
- AllianceBernstein 2040 Retirement Strategy
- AllianceBernstein 2045 Retirement Strategy
- AllianceBernstein 2050 Retirement Strategy
- AllianceBernstein 2055 Retirement Strategy

ALLIANCEBERNSTEIN INFLATION STRATEGIES ("Inflation Strategies")
-AllianceBernstein Bond Inflation Strategy
-AllianceBernstein Municipal Bond Inflation Strategy
-AllianceBernstein Real Asset Strategy

ALLIANCEBERNSTEIN CAP FUND, INC. ("Cap Fund EMMA")
-AllianceBernstein Emerging Markets Multi-Asset Portfolio

ALLIANCEBERNSTEIN CAP FUND, INC. ("Cap Fund Focus 40")
-AllianceBernstein International Focus 40 Portfolio

ALLIANCEBERNSTEIN BOND FUND, INC.
-AllianceBernstein Intermediate Bond Portfolio

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC. (together, with AllianceBernstein Bond Fund, Inc., AllianceBernstein Unconstrained Bond Fund, Inc., and
AllianceBernstein High Income Fund, Inc., "Bond Fund")

THE ALLIANCEBERNSTEIN PORTFOLIOS ("Wealth Strategies")
- AllianceBernstein Wealth Appreciation Strategy
- AllianceBernstein Balanced Wealth Strategy
- AllianceBernstein Conservative Wealth Strategy
- AllianceBernstein Tax-Managed Wealth Appreciation Strategy
- AllianceBernstein Tax-Managed Balanced Wealth Strategy
- AllianceBernstein Tax-Managed Conservative Wealth Strategy

THE ALLIANCEBERNSTEIN VALUE FUNDS ("Value Funds")
- AllianceBernstein Value Fund
- AllianceBernstein Small/Mid Cap Value Fund
- AllianceBernstein Growth and Income Fund
- AllianceBernstein Core Opportunities Fund
- AllianceBernstein Balanced Shares
- AllianceBernstein Equity Income Fund
- AllianceBernstein Global Real Estate Investment Fund
- AllianceBernstein International Value Fund
- AllianceBernstein Global Value Fund

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Supplement dated October 28, 2011 to the Statement of Additional Information
("SAI") dated December 31, 2010 and amended March 24, 2011, of Retirement Strategies; the SAI dated December 31, 2010 and amended March 24, 2011, of Wealth Strategies; the SAI dated January 31, 2011 and amended March 24, 2011, of Bond Fund; the SAI dated March 1, 2011 and amended March 24, 2011, of Inflation Strategies; the SAI dated March 1, 2011 and amended March 24, 2011, of Value Funds; the SAI dated July 7, 2011, of Cap Fund Focus 40; and the SAI dated August 31, 2011 of Cap Fund EMMA. Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".

                                                   * * * * *

The following paragraph is added following the third paragraph in the SAIs of the Funds under the heading "Purchase of Shares - Class A Shares".

      Commissions may be paid to selected dealers or agents who initiate or are responsible for Class A share purchases by a single shareholder in excess of $1,000,000 that are not subject to an initial sales charge at up to the following rates: 1.00% on purchases up to $3,000,000; 0.75% on purchases over $3,000,000 to $5,000,000; and 0.50% on purchases over $5,000,000. Commissions are paid based on cumulative purchases by a shareholder over the life of an account with no adjustments for redemptions, transfers or market declines.

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAIs for future reference.

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used by permission of the owner, AllianceBernstein L.P.